Note 5 - Property, Plant and Equipment (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Tangible Asset Impairment Charges	0	0	0